Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001007330
Document Type	8-K
Document Period End Date	Feb. 19, 2021
Entity Registrant Name	PRGX Global, Inc.
Entity Incorporation State Country Code	GA
Entity File Number	0-28000
Entity Tax Identification Number	58-2213805
Entity Address, Address Line One	600 Galleria Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-5949
City Area Code	770
Local Phone Number	779-3900
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	PRGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false